Revenue, Deferred Revenue and Remaining Performance Obligations	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue, Deferred Revenue and Remaining Performance Obligations	Revenue, Deferred Revenue and Remaining Performance Obligations
The following table summarizes revenue recognized from performance obligations delivered to customers which relate to (i) subscription services which is recognized ratably over the term of the contract and (ii) initial subscription revenue representing content available for download which is recognized at a point in time, as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Ratable portion of subscription revenue	$100,084	$148,977	$68,948	$95,730
Subscription revenue allocated to downloadable content	20,491	25,909	11,719	17,170
Total	$120,575	$174,886	$80,667	$112,900
The following table summarizes the revenue by region based on the shipping address of customers who have contracted to use the Company’s platform (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
North America	$108,835	$154,131	$72,075	$96,420
International	11,740	20,755	8,592	16,480
Total	$120,575	$174,886	$80,667	$112,900
Contract Balances
The Company records unbilled receivables when revenue recognized on a contract exceeds amounts invoiced. Unbilled receivables were not material for the years ended December 31, 2019 and 2020 or for the six months ended June 30, 2021.
Contract liabilities consist of deferred revenue which represents contractual billings made in advance of performance under the contract. Changes in deferred revenue were as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Beginning balance	$83,676	$138,990	$138,990	$185,696
Plus: Additions to deferred revenue	175,636	221,671	100,897	149,151
Less: Recognition of revenue deferred in the prior year	(59,682)	(98,657)	(59,395)	(81,863)
Less: Recognition of revenue deferred in the current year	(60,640)	(76,308)	(21,226)	(31,037)
Ending balance	$138,990	$185,696	$159,266	$221,947
Remaining Performance Obligations
The transaction price allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and unbilled amounts that will be recognized as revenue in future periods. The transaction price allocated to the remaining performance obligation is influenced by several factors, including the timing of delivery of the Company’s products and average contract terms. Unbilled portions of the remaining performance obligation are subject to future economic risks including bankruptcies, regulatory changes and other market factors. The Company excludes from the remaining performance obligation amounts related to performance obligations that are billed and recognized as they are delivered. The majority of the Company’s noncurrent remaining performance obligation is expected to be recognized in the next 13 to 36 months.
Remaining performance obligations consisted of the following (in thousands):

	December 31, 2019	December 31, 2020	June 30, 2021
			(unaudited)
Current	$98,777	$136,382	$167,417
Noncurrent	64,058	87,395	101,826
Total	$162,835	$223,777	$269,243
Deferred Commissions
Changes in deferred commissions were as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Beginning balance	$19,080	$29,176	$29,176	$37,199
Plus: Additions to deferred commissions	22,375	22,161	9,958	14,386
Less: Recognition of deferred commissions	(12,279)	(14,238)	(6,805)	(8,735)
Plus: Foreign currency impacts on deferred commissions	—	100	(31)	(24)
Ending balance	$29,176	$37,199	$32,298	$42,826